Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 17, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 18, 2019
Description of organization and business operations (Textual)
Proposed public offering shares	250,000,000
Proposed public offering per unit	$ 10.00	$ 10.00
Transaction costs		$ 14,354,733
Underwriting fees		5,000,000
Deferred underwriting fees		8,750,000
Cash held outside		$ 842,839	$ 1,149,011
Business combinations aggregate fair market value, percentage	80.00%	80.00%
Trust account per share		$ 10.00
Obligation to redeem public shares		100.00%
Aggregate restricted from redeemeble shares		15.00%
Proposed public offering price per unit	$ 10.00
Transaction agreement trust account per shares		$ 10.00
Interest expenses		$ 100,000
IPO [Member]
Description of organization and business operations (Textual)
Proposed public offering shares	25,000,000
Other offering costs		$ 604,733
Cash held outside	$ 1,707,027
Sale of stock price	$ 10.00	$ 10.00
Net proceeds	$ 250,000,000
Business combination of voting interest, percentage		50.00%
Pro rata portion trust account		$ 10.00
Business combination net tangible assets		$ 5,000,001
Private Placement [Member]
Description of organization and business operations (Textual)
Gross proceeds		$ 7,000,000
Sponsor [Member]
Description of organization and business operations (Textual)
Sale of units		700,000
Debt instrument maturity		180 days
Over-Allotment Option [Member]
Description of organization and business operations (Textual)
Proposed public offering shares	3,000,000